Note 4 - Loans and Leases - Activity in the Allowance for Loan Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Attributable to loans and leases individually evaluated for impairment	$ 255	$ 435
Collectively evaluated for impairment	9,739	3,696
Total allowance for loan and lease losses	9,994	4,131
Individually evaluated for impairment	3,025	2,778
Acquired with deteriorated credit quality	185,580	121,929
Collectively evaluated for impairment	630,914	573,458
Loans and Leases Receivable, Gross, Total	634,103	576,424
Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	164	188
Residential 1 - 4 Family Real Estate [Member]
Attributable to loans and leases individually evaluated for impairment
Collectively evaluated for impairment	1,683	592
Total allowance for loan and lease losses	1,683	592
Individually evaluated for impairment
Collectively evaluated for impairment	111,001	122,844
Loans and Leases Receivable, Gross, Total	111,061	122,905
Residential 1 - 4 Family Real Estate [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	60	61
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Attributable to loans and leases individually evaluated for impairment	6	93
Collectively evaluated for impairment	6,658	2,443
Total allowance for loan and lease losses	6,664	2,536
Individually evaluated for impairment	1,047	1,499
Collectively evaluated for impairment	373,681	365,988
Loans and Leases Receivable, Gross, Total	374,832	367,614
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	104	127
Commercial and Agriculture Portfolio Segment [Member]
Attributable to loans and leases individually evaluated for impairment	249	342
Collectively evaluated for impairment	1,266	597
Total allowance for loan and lease losses	1,515	939
Individually evaluated for impairment	1,978	1,279
Collectively evaluated for impairment	139,302	76,379
Loans and Leases Receivable, Gross, Total	141,280	77,658
Commercial and Agriculture Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality
Consumer Portfolio Segment [Member]
Attributable to loans and leases individually evaluated for impairment
Collectively evaluated for impairment	132	64
Total allowance for loan and lease losses	132	64
Individually evaluated for impairment
Acquired with deteriorated credit quality	6,930	8,202
Collectively evaluated for impairment	6,930	8,247
Loans and Leases Receivable, Gross, Total	6,930	8,247
Consumer Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality